Growing Crops - Cultivation Costs (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Acquisition of seeds or seedlings	$ 1,078
Amortization of agricultural machine	1,040
Land lease	119,931
Labour	804
Materials	2,945
Machine operation	3,879
Miscellaneous	3,178
Technical consultants	5,313
Cultivation costs	132,168
Grape vine
Acquisition of seeds or seedlings	$ 1,078
Amortization of agricultural machine
Land lease
Labour
Materials
Machine operation
Miscellaneous
Technical consultants
Cultivation costs	$ 1,078
Gingko Trees
Acquisition of seeds or seedlings
Amortization of agricultural machine	$ 1,040
Land lease	119,931
Labour	804
Materials	2,945
Machine operation	3,879
Miscellaneous	3,178
Technical consultants	5,313
Cultivation costs	$ 131,090